SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA - RESTRICTED NET ASSETS (Details)	Dec. 31, 2016 USD ($)
Significant Restrictions of Subsidiaries [Line Items]
Undistributed earnings of equity investments	$ 44,000,000
Sempra South American Utilities [Member] | Luz Del Sur [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted net assets of consolidated subsidiaries	35,000,000
Sempra Mexico [Member] | Mexican Subsidiaries [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted net assets of consolidated subsidiaries	152,000,000
Sempra Mexico [Member] | GdC [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted net assets of consolidated subsidiaries	14,000,000
Sempra Mexico [Member] | Ventika [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted net assets of consolidated subsidiaries	38,000,000
Sempra Mexico [Member] | Energia Sierra Juarez Wind Project [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted net assets of consolidated subsidiaries	$ 10,000,000
Ownership percentage in equity method investee	50.00%
Sempra Mexico [Member] | Ductos Energéticos del Norte [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted net assets of consolidated subsidiaries	$ 130,000,000
Ownership percentage in equity method investee	50.00%
Sempra Renewables [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted net assets of consolidated subsidiaries	$ 265,000,000
Sempra Renewables [Member] | Solar Project [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted net assets of consolidated subsidiaries	9,000,000
Sempra Renewables [Member] | Tax Equity LLCs [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted net assets of consolidated subsidiaries	$ 78,000,000
Sempra Renewables [Member] | Joint Venture One [Member]
Significant Restrictions of Subsidiaries [Line Items]
Ownership percentage in equity method investee	50.00%
Sempra Renewables [Member] | Joint Venture Two [Member]
Significant Restrictions of Subsidiaries [Line Items]
Ownership percentage in equity method investee	25.00%
Sempra LNG and Midstream [Member] | Bay Gas [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted net assets of consolidated subsidiaries	$ 0
Ownership percentage in equity method investee	91.00%
Sempra LNG and Midstream [Member] | Cameron LNG Holdings [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted net assets of consolidated subsidiaries	$ 5,500,000,000
Consolidated Entities [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted net assets of consolidated subsidiaries	8,600,000,000
Unconsolidated Entities [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted net assets of consolidated subsidiaries	5,900,000,000
San Diego Gas and Electric Company [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted net assets of consolidated subsidiaries	5,100,000,000
Amount available for dividend distribution and loans without prior approval from regulatory agency	$ 579,000,000
Authorized percentage of equity	52.00%
Minimum common equity ratio	30.00%
Southern California Gas Company [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted net assets of consolidated subsidiaries	$ 3,200,000,000
Amount available for dividend distribution and loans without prior approval from regulatory agency	$ 340,000,000
Authorized percentage of equity	52.00%
California Utilities [Member]
Significant Restrictions of Subsidiaries [Line Items]
Maximum ratio of indebtedness to total capitalization	0.65